Pledged assets, guarantees and commitments - Summary of detailed information about pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets pledged, Guarantees And Commitments [Line Items]
Pledged assets	$ 2,334	$ 5
Pledged consumer receivables
Disclosure of assets pledged, Guarantees And Commitments [Line Items]
Pledged assets	2,319	0
Pledged treasury bills chargeable at central banks, etc., and pledged bonds and other interest-bearing securities
Disclosure of assets pledged, Guarantees And Commitments [Line Items]
Pledged assets	2	2
Other pledged assets
Disclosure of assets pledged, Guarantees And Commitments [Line Items]
Pledged assets	$ 13	$ 3